NOTES RECEIVABLE	12 Months Ended
Dec. 31, 2013
NOTES RECEIVABLE [Abstract]
NOTES RECIEVABLE

NOTE 6 - NOTES RECEIVABLE

Bank acceptance notes:	December 31,
	2013	2012

Due May 21, 2014	$161,439	$-
Due May 11, 2014	80,719	-
Due May 11, 2014	80,719	-
Due March 12, 2014, subsequently settled on due date	1,452,948	-
Due March 9, 2014, subsequently settled on due date	322,878	-
Due March 9, 2014, subsequently settled on due date	322,878	-
Due January 7, 2013, subsequently settled on due date	-	394,079
Total	$2,421,581	$394,079

Notes receivable are received from customers for the purchase of the Company's products and are issued by financial institutions that entitle the Company to receive the full face mount from the financial institution at maturity, which bears no interest and generally ranges from three to six months from the date of issuance.